UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,517	$61,909
Hexcel Corp.*	1,582	34,630
Rockwell Collins, Inc.	2,560	157,926
Spirit AeroSystems Holdings, Inc.*	1,920	42,240
		296,705

Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	2,730	215,233
Expeditors International of Washington, Inc.	3,508	179,575
FedEx Corp.	4,791	454,426
United Parcel Service, Inc., Class B	11,895	867,502
		1,716,736

Airlines - 0.3%
Alaska Air Group, Inc.*	581	39,775
Delta Air Lines, Inc.*	13,603	124,740
JetBlue Airways Corp.*	3,981	24,284
Southwest Airlines Co.	12,005	137,097
US Airways Group, Inc.*	2,618	23,326
		349,222

Auto Components - 0.6%
BorgWarner, Inc.*	1,788	144,452
Gentex Corp.	2,331	70,466
Johnson Controls, Inc.	10,933	455,469
TRW Automotive Holdings Corp.*	1,651	97,459
		767,846

Automobiles - 0.1%
Harley-Davidson, Inc.	3,832	156,997

Beverages - 3.5%
Coca-Cola Co.	34,771	2,339,741
Dr Pepper Snapple Group, Inc.	3,614	151,535
Hansen Natural Corp.*	1,154	93,416
PepsiCo, Inc.	25,984	1,830,053
		4,414,745

Biotechnology - 2.1%
Acorda Therapeutics, Inc.*	565	18,255
Alexion Pharmaceuticals, Inc.*	2,948	138,644
Amgen, Inc.*	15,239	889,196
Amylin Pharmaceuticals, Inc.*	2,041	27,268
Biogen Idec, Inc.*	3,704	396,032
Cubist Pharmaceuticals, Inc.*	951	34,226
Dendreon Corp.*	2,340	92,290
Gilead Sciences, Inc.*	12,958	536,591
Human Genome Sciences, Inc.*	3,044	74,700
Incyte Corp.*	1,835	34,755
Myriad Genetics, Inc.*	1,471	33,406
Onyx Pharmaceuticals, Inc.*	990	34,947
Regeneron Pharmaceuticals, Inc.*	1,154	65,443
United Therapeutics Corp.*	809	44,576
Vertex Pharmaceuticals, Inc.*	3,325	172,867
		2,593,196

Building Products - 0.1%
Lennox International, Inc.	833	35,877
Masco Corp.	5,739	69,040
Owens Corning*	1,913	71,451
		176,368

Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	830	84,204
Bank of New York Mellon Corp.	20,260	519,061
BlackRock, Inc.	1,560	299,224
Charles Schwab Corp.	16,032	263,726
E*Trade Financial Corp.*	4,165	57,477
Eaton Vance Corp.	1,856	56,107
Federated Investors, Inc., Class B	1,584	37,763
Franklin Resources, Inc.	2,480	325,599
Goldman Sachs Group, Inc.	7,133	949,331
Greenhill & Co., Inc.	478	25,726
Invesco Ltd.	7,608	178,027
Janus Capital Group, Inc.	2,860	26,998
Jefferies Group, Inc.	2,324	47,410
Legg Mason, Inc.	2,337	76,560
Northern Trust Corp.	3,548	163,066
SEI Investments Co.	2,485	55,937
State Street Corp.	8,177	368,701
Stifel Financial Corp.*	865	31,019
T. Rowe Price Group, Inc.	4,220	254,635
TD Ameritrade Holding Corp.	3,769	73,533
Waddell & Reed Financial, Inc.	1,372	49,872
		3,943,976

Chemicals - 1.3%
Air Products & Chemicals, Inc.	3,242	309,870
Airgas, Inc.	1,159	81,176
Ecolab, Inc.	3,829	215,879
H.B. Fuller Co.	726	17,729
International Flavors & Fragrances, Inc.	1,311	84,219
Lubrizol Corp.	1,069	143,535
Nalco Holding Co.	2,247	62,489
Praxair, Inc.	4,958	537,397
Sensient Technologies Corp.	767	28,433
Sigma-Aldrich Corp.	1,671	122,618
		1,603,345

Commercial Banks - 4.7%
Associated Banc-Corp	2,652	36,863
BancorpSouth, Inc.	1,249	15,500
Bank of Hawaii Corp.	760	35,355
BB&T Corp.	11,267	302,406
BOK Financial Corp.	433	23,715
CapitalSource, Inc.	4,823	31,108
CIT Group, Inc.*	3,266	144,553
City National Corp.	786	42,642
Comerica, Inc.	2,902	100,322
Commerce Bancshares, Inc.	1,277	54,911
Cullen/Frost Bankers, Inc.	905	51,449
East West Bancorp, Inc.	2,404	48,585
Fifth Third Bancorp	14,937	190,447
First Horizon National Corp.	4,353	41,528
FirstMerit Corp.	1,651	27,258
Fulton Financial Corp.	3,246	34,765
Glacier Bancorp, Inc.	1,123	15,138
Huntington Bancshares, Inc.	13,984	91,735
IBERIABANK Corp.	434	25,016
KeyCorp	15,530	129,365
M&T Bank Corp.	1,965	172,822
Marshall & Ilsley Corp.	8,299	66,143
PNC Financial Services Group, Inc.	8,571	510,917
Popular, Inc.*	16,621	45,874
Prosperity Bancshares, Inc.	734	32,164
Regions Financial Corp.	20,412	126,554
SunTrust Banks, Inc.	8,749	225,724
SVB Financial Group*	649	38,752
Synovus Financial Corp.	10,724	22,306
TCF Financial Corp.	2,422	33,424
UMB Financial Corp.	499	20,898
Umpqua Holdings Corp.	1,841	21,300
United Bankshares, Inc.	646	15,814
US Bancorp	31,154	794,739
Valley National Bancorp	2,713	36,924
Webster Financial Corp.	1,070	22,491
Wells Fargo & Co.	81,389	2,283,775
Westamerica Bancorporation	469	23,098
Zions Bancorporation	2,985	71,670
		6,008,050

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,706	65,903
Covanta Holding Corp.	2,075	34,217
Herman Miller, Inc.	868	23,627
Pitney Bowes, Inc.	3,055	70,234
RR Donnelley & Sons Co.	3,274	64,203
United Stationers, Inc.	758	26,856
		285,040

Communications Equipment - 3.3%
Adtran, Inc.	1,056	40,878
Arris Group, Inc.*	1,858	21,571
Ciena Corp.*	1,483	27,258
Cisco Systems, Inc.	90,529	1,413,158
F5 Networks, Inc.*	1,340	147,735
Harris Corp.	2,151	96,924
InterDigital, Inc.	683	27,901
JDS Uniphase Corp.*	3,528	58,776
Juniper Networks, Inc.*	8,602	270,963
Motorola Mobility Holdings, Inc.*	4,795	105,682
Motorola Solutions, Inc.*	4,812	221,545
Plantronics, Inc.	774	28,274
Polycom, Inc.*	1,441	92,656
QUALCOMM, Inc.	26,847	1,524,641
Riverbed Technology, Inc.*	2,449	96,956
Tellabs, Inc.	5,458	25,161
		4,200,079

Computers & Peripherals - 6.8%
Apple, Inc.*	14,982	5,029,008
Dell, Inc.*	27,442	457,458
Diebold, Inc.	1,091	33,832
EMC Corp.*	33,690	928,159
Hewlett-Packard Co.	35,432	1,289,725
Lexmark International, Inc.*	1,250	36,575
NCR Corp.*	2,515	47,508
NetApp, Inc.*	5,923	312,616
QLogic Corp.*	1,782	28,369
SanDisk Corp.*	3,883	161,145
Seagate Technology plc	7,024	113,508
Western Digital Corp.*	3,795	138,062
		8,575,965

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	43,334
EMCOR Group, Inc.*	1,057	30,980
Quanta Services, Inc.*	3,334	67,347
		141,661

Construction Materials - 0.0%
Eagle Materials, Inc.	678	18,896

Consumer Finance - 1.3%
American Express Co.	17,348	896,892
Capital One Financial Corp.	7,436	384,218
Discover Financial Services	8,951	239,439
SLM Corp.	8,614	144,801
		1,665,350

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,002	52,445
Ball Corp.	2,765	106,342
Bemis Co., Inc.	1,722	58,169
Owens-Illinois, Inc.*	2,662	68,706
Sealed Air Corp.	2,520	59,951
Sonoco Products Co.	1,585	56,331
		401,944

Distributors - 0.1%
Genuine Parts Co.	2,624	142,746

Diversified Consumer Services - 0.2%
Coinstar, Inc.*	493	26,888
DeVry, Inc.	987	58,362
ITT Educational Services, Inc.*	463	36,225
Sotheby's	1,050	45,675
Strayer Education, Inc.	223	28,185
		195,335

Diversified Financial Services - 4.2%
Bank of America Corp.	164,719	1,805,320
CME Group, Inc.	1,095	319,291
IntercontinentalExchange, Inc.*	1,211	151,024
JPMorgan Chase & Co.	64,901	2,657,047
Moody's Corp.	3,223	123,602
NYSE Euronext	4,263	146,093
The NASDAQ OMX Group, Inc.*	2,242	56,723
		5,259,100

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	97,033	3,047,806
CenturyLink, Inc.	9,792	395,890
Frontier Communications Corp.	16,324	131,735
tw telecom, Inc.*	2,377	48,800
Windstream Corp.	8,329	107,944
		3,732,175

Electric Utilities - 0.1%
Cleco Corp.	966	33,665
Hawaiian Electric Industries, Inc.	1,459	35,104
IDACORP, Inc.	751	29,664
ITC Holdings Corp.	799	57,344
Portland General Electric Co.	1,189	30,058
		185,835

Electrical Equipment - 1.3%
Acuity Brands, Inc.	658	36,703
AMETEK, Inc.	2,625	117,863
Belden, Inc.	752	26,215
Brady Corp.	763	24,462
Cooper Industries plc	2,695	160,811
Emerson Electric Co.	12,302	691,987
General Cable Corp.*	778	33,127
GrafTech International Ltd.*	2,138	43,337
Hubbell, Inc., Class B	827	53,714
Regal-Beloit Corp.	629	41,998
Rockwell Automation, Inc.	2,329	202,064
Roper Industries, Inc.	1,545	128,698
Thomas & Betts Corp.*	849	45,719
Woodward, Inc.	942	32,838
		1,639,536

Electronic Equipment & Instruments - 1.3%
Amphenol Corp.	2,856	154,195
Anixter International, Inc.	477	31,167
Arrow Electronics, Inc.*	1,907	79,142
Avnet, Inc.*	2,411	76,863
Benchmark Electronics, Inc.*	976	16,104
Corning, Inc.	25,489	462,625
Dolby Laboratories, Inc.*	883	37,492
Flextronics International Ltd.*	12,413	79,691
FLIR Systems, Inc.	2,516	84,814
Ingram Micro, Inc.*	2,608	47,309
Itron, Inc.*	637	30,678
Jabil Circuit, Inc.	3,254	65,731
National Instruments Corp.	1,465	43,496
TE Connectivity Ltd.	7,260	266,878
Tech Data Corp.*	805	39,356
Trimble Navigation Ltd.*	1,999	79,240
		1,594,781

Energy Equipment & Services - 0.7%
Cameron International Corp.*	3,966	199,450
Core Laboratories NV	732	81,647
Dril-Quip, Inc.*	480	32,558
Exterran Holdings, Inc.*	1,002	19,870
FMC Technologies, Inc.*	3,900	174,681
Helix Energy Solutions Group, Inc.*	1,707	28,268
Key Energy Services, Inc.*	2,356	42,408
Noble Corp.	4,110	161,975
SEACOR Holdings, Inc.	371	37,085
Superior Energy Services, Inc.*	1,226	45,534
Tidewater, Inc.	822	44,232
Unit Corp.*	751	45,759
		913,467

Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc.*	872	43,905
Casey's General Stores, Inc.	608	26,752
Costco Wholesale Corp.	7,044	572,255
CVS Caremark Corp.	22,174	833,299
Ruddick Corp.	657	28,606
Safeway, Inc.	5,783	135,149
SUPERVALU, Inc.	3,381	31,815
Sysco Corp.	9,600	299,328
Walgreen Co.	14,952	634,862
Whole Foods Market, Inc.	2,521	159,957
		2,765,928

Food Products - 1.4%
Campbell Soup Co.	3,241	111,977
Corn Products International, Inc.	1,180	65,230
Flowers Foods, Inc.	2,265	49,921
General Mills, Inc.	9,861	367,026
Green Mountain Coffee Roasters, Inc.*	1,940	173,164
H.J. Heinz Co.	5,187	276,363
Hershey Co.	2,500	142,125
J.M. Smucker Co.	1,894	144,777
Kellogg Co.	4,075	225,429
McCormick & Co., Inc.	1,950	96,662
Ralcorp Holdings, Inc.*	872	75,498
TreeHouse Foods, Inc.*	565	30,855
		1,759,027

Gas Utilities - 0.4%
AGL Resources, Inc.	1,219	49,625
Atmos Energy Corp.	1,483	49,310
New Jersey Resources Corp.	631	28,149
Nicor, Inc.	716	39,194
Northwest Natural Gas Co.	398	17,962
Oneok, Inc.	1,634	120,932
Piedmont Natural Gas Co., Inc.	1,115	33,740
Questar Corp.	2,881	51,023
South Jersey Industries, Inc.	446	24,222
Southwest Gas Corp.	670	25,869
WGL Holdings, Inc.	811	31,215
		471,241

Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,326	48,558
Becton Dickinson & Co.	3,358	289,359
CareFusion Corp.*	3,601	97,839
Cooper Co.'s, Inc.	722	57,211
DENTSPLY International, Inc.	2,376	90,478
Edwards Lifesciences Corp.*	1,851	161,370
Gen-Probe, Inc.*	782	54,075
Haemonetics Corp.*	411	26,456
Hologic, Inc.*	4,120	83,100
IDEXX Laboratories, Inc.*	948	73,527
Immucor, Inc.*	1,131	23,095
Intuitive Surgical, Inc.*	640	238,151
Kinetic Concepts, Inc.*	988	56,939
Masimo Corp.	779	23,121
Medtronic, Inc.	17,646	679,900
NuVasive, Inc.*	580	19,070
ResMed, Inc.*	2,412	74,651
Sirona Dental Systems, Inc.*	888	47,153
St. Jude Medical, Inc.	5,330	254,135
Stryker Corp.	4,873	285,996
Teleflex, Inc.	632	38,590
Thoratec Corp.*	894	29,341
Varian Medical Systems, Inc.*	1,976	138,360
		2,890,475

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*	794	55,953
AmerisourceBergen Corp.	4,531	187,583
Cardinal Health, Inc.	5,683	258,122
Catalyst Health Solutions, Inc.*	706	39,409
CIGNA Corp.	4,430	227,835
Coventry Health Care, Inc.*	2,361	86,106
DaVita, Inc.*	1,583	137,104
Express Scripts, Inc.*	7,983	430,922
Health Management Associates, Inc.*	3,895	41,988
Henry Schein, Inc.*	1,504	107,671
HMS Holdings Corp.*	471	36,206
Laboratory Corp. of America Holdings*	1,636	158,348
LifePoint Hospitals, Inc.*	876	34,234
Lincare Holdings, Inc.	1,623	47,505
Magellan Health Services, Inc.*	522	28,574
McKesson Corp.	4,143	346,562
Owens & Minor, Inc.	993	34,249
Patterson Co.'s, Inc.	1,596	52,492
PSS World Medical, Inc.*	907	25,405
Quest Diagnostics, Inc.	2,526	149,287
VCA Antech, Inc.*	1,349	28,599
WellCare Health Plans, Inc.*	675	34,702
		2,548,856

Health Care Technology - 0.1%
Cerner Corp.*	2,334	142,631

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	1,454	35,565
Cheesecake Factory, Inc.*	930	29,174
Chipotle Mexican Grill, Inc.*	504	155,328
Darden Restaurants, Inc.	2,269	112,906
Panera Bread Co.*	480	60,317
Starbucks Corp.	12,113	478,342
Vail Resorts, Inc.	588	27,177
Wendy's/Arby's Group, Inc.	5,546	28,118
		926,927

Household Durables - 0.4%
D.R. Horton, Inc.	4,425	50,976
Garmin Ltd.	2,012	66,456
Harman International Industries, Inc.	1,105	50,355
Mohawk Industries, Inc.*	880	52,791
Pulte Group, Inc.*	5,325	40,789
Tempur-Pedic International, Inc.*	1,123	76,162
Tupperware Brands Corp.	998	67,315
Whirlpool Corp.	1,233	100,268
		505,112

Household Products - 3.4%
Church & Dwight Co., Inc.	2,333	94,580
Clorox Co.	2,177	146,817
Colgate-Palmolive Co.	8,042	702,951
Kimberly-Clark Corp.	6,416	427,049
Procter & Gamble Co.	45,718	2,906,293
		4,277,690

Industrial Conglomerates - 1.2%
3M Co.	10,634	1,008,635
Carlisle Co.'s, Inc.	972	47,851
Danaher Corp.	9,002	477,016
		1,533,502

Insurance - 3.8%
ACE Ltd.	5,518	363,195
Aflac, Inc.	7,678	358,409
Alleghany Corp.*	136	45,303
Allied World Assurance Co. Holdings AG	650	37,427
American Financial Group, Inc.	1,486	53,035
American National Insurance Co.	232	17,980
AON Corp.	4,866	249,626
Arch Capital Group Ltd.*	2,164	69,075
Arthur J. Gallagher & Co.	1,800	51,372
Aspen Insurance Holdings Ltd.	1,069	27,505
Assured Guaranty Ltd.	2,739	44,673
AXIS Capital Holdings Ltd.	2,113	65,418
Brown & Brown, Inc.	1,834	47,060
Chubb Corp.	4,795	300,215
Cincinnati Financial Corp.	2,421	70,645
CNO Financial Group, Inc.*	3,670	29,030
Endurance Specialty Holdings Ltd.	711	29,386
Erie Indemnity Co.	465	32,885
Everest Re Group Ltd.	861	70,387
Fidelity National Financial, Inc.	3,676	57,860
First American Financial Corp.	1,611	25,212
Genworth Financial, Inc.*	7,910	81,315
Hanover Insurance Group, Inc.	728	27,453
Hartford Financial Services Group, Inc.	7,310	192,765
HCC Insurance Holdings, Inc.	1,788	56,322
Lincoln National Corp.	5,116	145,755
Markel Corp.*	156	61,902
Montpelier Re Holdings Ltd.	1,018	18,324
PartnerRe Ltd.	1,102	75,873
Platinum Underwriters Holdings Ltd.	635	21,107
Principal Financial Group, Inc.	4,942	150,336
ProAssurance Corp.*	516	36,120
Progressive Corp.	10,145	216,900
Protective Life Corp.	1,338	30,948
Prudential Financial, Inc.	7,875	500,771
RenaissanceRe Holdings Ltd.	845	59,108
StanCorp Financial Group, Inc.	781	32,950
Torchmark Corp.	1,265	81,137
Transatlantic Holdings, Inc.	1,058	51,853
Travelers Co.'s, Inc.	6,841	399,378
Unum Group	5,027	128,088
Validus Holdings Ltd.	1,155	35,747
White Mountains Insurance Group Ltd.	112	47,058
Willis Group Holdings plc	2,771	113,916
WR Berkley Corp.	2,108	68,383
XL Group plc	5,048	110,955
		4,790,162

Internet & Catalog Retail - 1.6%
Amazon.com, Inc.*	5,742	1,174,181
Expedia, Inc.	3,382	98,044
Liberty Media Corp. - Interactive*	9,290	155,793
Netflix, Inc.*	733	192,552
priceline.com, Inc.*	806	412,616
		2,033,186

Internet Software & Services - 2.6%
Akamai Technologies, Inc.*	3,061	96,330
AOL, Inc.*	1,692	33,603
Digital River, Inc.*	628	20,196
eBay, Inc.*	18,279	589,863
Equinix, Inc.*	745	75,260
Google, Inc.*	4,057	2,054,384
Monster Worldwide, Inc.*	1,994	29,232
Rackspace Hosting, Inc.*	1,684	71,974
VistaPrint NV*	639	30,576
WebMD Health Corp.*	948	43,210
Yahoo!, Inc.*	19,918	299,567
		3,344,195

IT Services - 5.7%
Acxiom Corp.*	1,179	15,457
Alliance Data Systems Corp.*	878	82,593
Amdocs Ltd.*	3,018	91,717
Automatic Data Processing, Inc.	8,024	422,704
Broadridge Financial Solutions, Inc.	1,997	48,068
Cognizant Technology Solutions Corp.*	4,988	365,820
Computer Sciences Corp.	2,528	95,963
Convergys Corp.*	1,857	25,329
CoreLogic, Inc.*	1,806	30,178
DST Systems, Inc.	640	33,792
Fidelity National Information Services, Inc.	4,176	128,579
Fiserv, Inc.*	2,345	146,867
Gartner, Inc.*	1,342	54,069
Genpact Ltd.*	1,695	29,222
Global Payments, Inc.	1,327	67,677
International Business Machines Corp.	19,918	3,416,933
Iron Mountain, Inc.	2,949	100,531
Jack Henry & Associates, Inc.	1,330	39,913
Lender Processing Services, Inc.	1,511	31,595
MasterCard, Inc.	1,736	523,126
NeuStar, Inc.*	1,189	31,152
Paychex, Inc.	5,247	161,188
Teradata Corp.*	2,750	165,550
Total System Services, Inc.	3,139	58,323
VeriFone Systems, Inc.*	1,388	61,558
Visa, Inc.	8,545	720,002
Western Union Co.	10,388	208,072
Wright Express Corp.*	573	29,836
		7,185,814

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.*	4,363	15,619
Mattel, Inc.	5,675	156,006
Polaris Industries, Inc.	506	56,252
		227,877

Life Sciences - Tools & Services - 1.1%
Agilent Technologies, Inc.*	5,636	288,056
Bio-Rad Laboratories, Inc.*	299	35,688
Illumina, Inc.*	2,070	155,560
Life Technologies Corp.*	2,940	153,086
Mettler-Toledo International, Inc.*	534	90,070
Pharmaceutical Product Development, Inc.	1,755	47,104
Techne Corp.	597	49,772
Thermo Fisher Scientific, Inc.*	6,259	403,017
Waters Corp.*	1,509	144,472
		1,366,825

Machinery - 2.7%
Actuant Corp.	1,081	29,003
AGCO Corp.*	1,548	76,409
Bucyrus International, Inc.	1,251	114,667
CLARCOR, Inc.	825	39,006
Cummins, Inc.	2,934	303,640
Deere & Co.	6,860	565,607
Donaldson Co., Inc.	1,137	68,993
Dover Corp.	3,061	207,536
Eaton Corp.	5,566	286,371
Gardner Denver, Inc.	825	69,341
Graco, Inc.	972	49,242
Harsco Corp.	1,236	40,294
IDEX Corp.	1,286	58,963
Illinois Tool Works, Inc.	6,988	394,752
Lincoln Electric Holdings, Inc.	1,410	50,548
Nordson Corp.	974	53,424
PACCAR, Inc.	5,909	301,891
Pall Corp.	1,867	104,981
Pentair, Inc.	1,566	63,204
Snap-on, Inc.	916	57,232
SPX Corp.	832	68,773
Stanley Black & Decker, Inc.	2,692	193,959
Terex Corp.*	1,721	48,962
The Toro Co.	511	30,915
Valmont Industries, Inc.	336	32,387
WABCO Holdings, Inc.*	1,102	76,104
		3,386,204

Marine - 0.1%
Alexander & Baldwin, Inc.	679	32,701
Kirby Corp.*	856	48,509
		81,210

Media - 3.0%
CBS Corp., Class B	10,285	293,020
DIRECTV*	12,540	637,283
Discovery Communications, Inc.*	2,214	90,685
DISH Network Corp.*	3,355	102,898
DreamWorks Animation SKG, Inc.*	1,011	20,321
Gannett Co., Inc.	3,781	54,144
John Wiley & Sons, Inc.	835	43,428
Lamar Advertising Co.*	916	25,071
Liberty Global, Inc.*	1,832	82,513
Liberty Media Corp. - Capital*	1,186	101,699
Liberty Media Corp. - Starz*	852	64,104
McGraw-Hill Co.'s, Inc.	4,973	208,418
Meredith Corp.	540	16,810
Omnicom Group, Inc.	4,591	221,103
Scripps Networks Interactive, Inc.	1,508	73,711
Time Warner Cable, Inc.	5,494	428,752
Time Warner, Inc.	18,075	657,388
Valassis Communications, Inc.*	809	24,513
Viacom, Inc., Class B	8,713	444,363
Virgin Media, Inc.	4,705	140,821
Washington Post Co., Class B	81	33,935
		3,764,980

Metals & Mining - 0.1%
Compass Minerals International, Inc.	516	44,412
Reliance Steel & Aluminum Co.	1,205	59,828
		104,240

Multiline Retail - 0.9%
Big Lots, Inc.*	1,317	43,658
Dillard's, Inc.	702	36,602
Dollar Tree, Inc.*	1,993	132,774
Family Dollar Stores, Inc.	1,932	101,546
Kohl's Corp.	4,491	224,595
Nordstrom, Inc.	2,772	130,118
Target Corp.	10,255	481,062
		1,150,355

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	4,734	252,038
Integrys Energy Group, Inc.	1,219	63,193
MDU Resources Group, Inc.	2,768	62,280
NiSource, Inc.	4,374	88,574
OGE Energy Corp.	1,531	77,040
		543,125

Office Electronics - 0.2%
Xerox Corp.	22,467	233,881
Zebra Technologies Corp.*	947	39,935
		273,816

Oil, Gas & Consumable Fuels - 2.2%
Bill Barrett Corp.*	678	31,425
Chesapeake Energy Corp.	10,763	319,553
Cimarex Energy Co.	1,380	124,090
Comstock Resources, Inc.*	733	21,103
Denbury Resources, Inc.*	6,551	131,020
Energen Corp.	1,153	65,145
EOG Resources, Inc.	4,384	458,347
EQT Corp.	2,484	130,460
EXCO Resources, Inc.	2,724	48,079
Overseas Shipholding Group, Inc.	428	11,530
Pioneer Natural Resources Co.	1,907	170,810
Plains Exploration & Production Co.*	2,220	84,626
QEP Resources, Inc.	2,881	120,512
Quicksilver Resources, Inc.*	1,905	28,118
Range Resources Corp.	2,624	145,632
SM Energy Co.	1,039	76,346
Southern Union Co.	1,913	76,807
Southwestern Energy Co.*	5,697	244,287
Spectra Energy Corp.	10,551	289,203
Whiting Petroleum Corp.*	1,902	108,243
World Fuel Services Corp.	1,124	40,385
		2,725,721

Paper & Forest Products - 0.1%
Domtar Corp.	668	63,273
MeadWestvaco Corp.	2,811	93,634
		156,907

Personal Products - 0.3%
Avon Products, Inc.	7,130	199,640
Estee Lauder Co.'s, Inc.	1,943	204,384
		404,024

Pharmaceuticals - 3.7%
Allergan, Inc.	5,010	417,083
Auxilium Pharmaceuticals, Inc.*	751	14,720
Bristol-Myers Squibb Co.	27,992	810,648
Endo Pharmaceuticals Holdings, Inc.*	1,656	66,522
Hospira, Inc.*	2,715	153,832
Johnson & Johnson	44,673	2,971,648
Medicis Pharmaceutical Corp.	928	35,422
Perrigo Co.	1,362	119,679
Salix Pharmaceuticals Ltd.*	832	33,139
		4,622,693

Professional Services - 0.3%
Dun & Bradstreet Corp.	842	63,605
FTI Consulting, Inc.*	686	26,027
IHS, Inc.*	772	64,400
Manpower, Inc.	1,347	72,267
Robert Half International, Inc.	2,413	65,223
Towers Watson & Co.	889	58,416
Verisk Analytics, Inc.*	1,965	68,028
		417,966

Real Estate Management & Development - 0.3%
Brookfield Office Properties, Inc.	4,130	79,626
CB Richard Ellis Group, Inc.*	4,840	121,533
Forest City Enterprises, Inc.*	1,963	36,649
Jones Lang LaSalle, Inc.	701	66,104
The St. Joe Co.*	1,462	30,468
		334,380

Road & Rail - 0.3%
Con-way, Inc.	885	34,347
Genesee & Wyoming, Inc.*	623	36,533
Hertz Global Holdings, Inc.*	3,797	60,296
JB Hunt Transport Services, Inc.	1,645	77,463
Kansas City Southern*	1,792	106,319
Landstar System, Inc.	817	37,974
Ryder System, Inc.	822	46,731
		399,663

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	8,946	62,533
Altera Corp.	5,213	241,623
Analog Devices, Inc.	4,900	191,786
Applied Materials, Inc.	21,531	280,118
Atmel Corp.*	6,997	98,448
Cypress Semiconductor Corp.*	2,702	57,120
Fairchild Semiconductor International, Inc.*	1,934	32,317
First Solar, Inc.*	892	117,985
Intel Corp.	89,634	1,986,289
Intersil Corp.	1,948	25,032
KLA-Tencor Corp.	2,726	110,349
Lam Research Corp.*	2,015	89,224
Linear Technology Corp.	3,472	114,645
LSI Corp.*	10,284	73,222
Marvell Technology Group Ltd.*	8,737	129,002
MEMC Electronic Materials, Inc.*	3,562	30,384
Microchip Technology, Inc.	3,098	117,445
Micron Technology, Inc.*	14,093	105,416
National Semiconductor Corp.	3,912	96,274
Netlogic Microsystems, Inc.*	1,115	45,068
Novellus Systems, Inc.*	1,458	52,692
NVIDIA Corp.*	9,720	154,888
ON Semiconductor Corp.*	7,254	75,949
PMC - Sierra, Inc.*	3,513	26,593
Semtech Corp.*	1,056	28,871
Silicon Laboratories, Inc.*	721	29,749
Skyworks Solutions, Inc.*	2,906	66,780
Teradyne, Inc.*	2,753	40,744
Texas Instruments, Inc.	19,132	628,104
Varian Semiconductor Equipment Associates, Inc.*	1,214	74,588
Xilinx, Inc.	4,206	153,393
		5,336,631

Software - 5.1%
Adobe Systems, Inc.*	8,289	260,689
ANSYS, Inc.*	1,487	81,294
Ariba, Inc.*	1,457	50,223
Autodesk, Inc.*	3,774	145,676
Blackboard, Inc.*	554	24,038
BMC Software, Inc.*	2,948	161,256
CA, Inc.	6,687	152,731
Cadence Design Systems, Inc.*	4,173	44,067
Check Point Software Technologies Ltd.*	2,799	159,123
Citrix Systems, Inc.*	3,095	247,600
Compuware Corp.*	3,562	34,765
Concur Technologies, Inc.*	732	36,651
Electronic Arts, Inc.*	5,460	128,856
FactSet Research Systems, Inc.	691	70,703
Informatica Corp.*	1,727	100,909
Intuit, Inc.*	4,532	235,030
MICROS Systems, Inc.*	1,270	63,132
Microsoft Corp.	122,056	3,173,456
Nuance Communications, Inc.*	3,813	81,865
Parametric Technology Corp.*	1,849	42,398
Progress Software Corp.*	985	23,768
Red Hat, Inc.*	3,132	143,759
Rovi Corp.*	1,839	105,485
Salesforce.com, Inc.*	1,954	291,107
Solera Holdings, Inc.	1,104	65,313
Symantec Corp.*	12,436	245,238
Synopsys, Inc.*	2,463	63,324
TIBCO Software, Inc.*	2,758	80,037
VMware, Inc.*	1,341	134,408
		6,446,901

Specialty Retail - 3.0%
Aaron's, Inc.	1,195	33,771
Advance Auto Parts, Inc.	1,289	75,394
American Eagle Outfitters, Inc.	3,338	42,560
Ascena Retail Group, Inc.*	1,126	38,340
Bed Bath & Beyond, Inc.*	4,084	238,383
Best Buy Co., Inc.	5,277	165,751
CarMax, Inc.*	3,668	121,301
Chico's FAS, Inc.	2,799	42,629
GameStop Corp.*	2,298	61,288
Home Depot, Inc.	26,101	945,378
Limited Brands, Inc.	4,525	173,986
Lowe's Co.'s, Inc.	21,266	495,710
Office Depot, Inc.*	4,252	17,943
OfficeMax, Inc.*	1,378	10,817
O'Reilly Automotive, Inc.*	2,250	147,398
PetSmart, Inc.	1,851	83,980
RadioShack Corp.	1,732	23,053
Ross Stores, Inc.	1,919	153,750
Signet Jewelers Ltd.*	1,359	63,615
Staples, Inc.	11,892	187,894
The Gap, Inc.	5,434	98,355
Tiffany & Co.	2,080	163,322
TJX Co.'s, Inc.	6,449	338,766
Tractor Supply Co.	1,154	77,180
Williams-Sonoma, Inc.	1,484	54,151
		3,854,715

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp.*	645	56,850
Fossil, Inc.*	752	88,525
Hanesbrands, Inc.*	1,523	43,482
Jones Group, Inc.	1,382	14,995
Nike, Inc., Class B	4,768	429,025
Phillips-Van Heusen Corp.	991	64,881
Wolverine World Wide, Inc.	790	32,983
		730,741

Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	5,010	66,132
Hudson City Bancorp, Inc.	8,030	65,766
MGIC Investment Corp.*	3,257	19,379
New York Community Bancorp, Inc.	7,167	107,433
People's United Financial, Inc.	5,965	80,170
Washington Federal, Inc.	1,789	29,393
		368,273

Trading Companies & Distributors - 0.3%
Fastenal Co.	4,804	172,896
MSC Industrial Direct Co.	714	47,345
W.W. Grainger, Inc.	951	146,121
Watsco, Inc.	443	30,120
WESCO International, Inc.*	656	35,483
		431,965

Water Utilities - 0.0%
Aqua America, Inc.	2,159	47,455

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	6,541	342,291
Crown Castle International Corp.*	4,066	165,852
MetroPCS Communications, Inc.*	3,986	68,599
NII Holdings, Inc.*	2,727	115,570
SBA Communications Corp.*	1,858	70,957
Telephone & Data Systems, Inc.	764	23,745
		787,014

Total Equity Securities (Cost $104,564,695)		124,117,523

U.S. TREASURY - 0.5%	PRINCIPAL AMOUNT
United States Treasury Bills, 7/14/11^	$650,000	649,960

Total U.S. Treasury (Cost $649,960)		649,960

TIME DEPOSIT - 1.3%
State Street Time Deposit, 0.098%, 7/1/11	1,691,911	1,691,911

Total Time Deposit (Cost $1,691,911)		1,691,911

TOTAL INVESTMENTS (Cost $106,906,566) - 99.8%		126,459,394
Other assets and liabilities, net - 0.2%		224,545
NET ASSETS - 100%		$126,683,939

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	14	9/11	$649,880	$27,141
E-Mini S&P 500 Index^	29	9/11	1,907,475	69,150
Total Purchased				$96,291

^ Futures collateralized by 650,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

34 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$124,117,523	-	-	$124,117,523
U.S. government obligations	-	$649,960	-	649,960
Other debt obligations	-	1,691,911	-	1,691,911
TOTAL	$124,117,523	$2,341,871	-	$126,459,394

Other financial instruments**	$96,291	-	-	$96,291

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

ANNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts:  The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, futures contracts were used for cash equitization.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The cost of investments owned at June 30, 2011 for federal income tax purposes was $110,667,932. Net unrealized appreciation aggregated $15,791,462 of which $26,006,528 related to appreciated securities and $10,215,066 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355, $534,245, $864,557, and $2,870,112 at September 30, 2010 may be utilized to offset future capital gains until expiration in September 2011, September 2012, September 2014, September 2017, and September 2018, respectively.

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-

enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:   August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby – President

Date:   August 26, 2011

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:   August 26, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:   August 26, 2011